Schedule of Maturity Analysis of Operating and Finance Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating leases 2024	$ 176
Finance leases 2024	278
Operating leases 2025	151
Finance leases 2025	619
Operating leases 2026	81
Finance leases 2026	487
Operating leases 2027	13
Finance leases 2027	8
Operating leases 2028
Finance leases 2028	2
Operating leases Thereafter
Finance leases Thereafter
Operating leases,Total lease payments	421
Finance leases Total lease payments	1,394
Operating leases Less: Amount representing interest	(24)
Finance leases Less: Amount representing interest	(176)
Present value of lease payments	397
Present value of lease payments	1,218
FG Group Holdings Inc [Member]
Operating leases 2024		$ 225
Finance leases 2024		371
Operating leases 2025		131
Finance leases 2025		619
Operating leases 2026		81
Finance leases 2026		483
Operating leases 2027		14
Finance leases 2027		8
Operating leases 2028
Finance leases 2028		2
Operating leases Thereafter
Finance leases Thereafter
Operating leases,Total lease payments		451
Finance leases Total lease payments		1,483
Operating leases Less: Amount representing interest		(30)
Finance leases Less: Amount representing interest		(200)
Present value of lease payments		421
Present value of lease payments		1,283
Operating leases Less: Current maturities		(206)	$ (116)
Finance leases Less: Current maturities		(268)	(117)
Lease obligations, net of current portion		215	257
Lease obligations, net of current portion		1,015	550
Strong Global Entertainment Inc [Member]
Operating leases 2024	462	616
Finance leases 2024	263	352
Operating leases 2025	546	546
Finance leases 2025	600	600
Operating leases 2026	496	496
Finance leases 2026	468	465
Operating leases 2027	429	429
Finance leases 2027
Operating leases 2028	419	419
Finance leases 2028
Operating leases Thereafter	4,244	4,247
Finance leases Thereafter
Operating leases,Total lease payments	6,596	6,753
Finance leases Total lease payments	1,331	1,417
Operating leases Less: Amount representing interest	(1,832)	(1,896)
Finance leases Less: Amount representing interest	(169)	(193)
Present value of lease payments	4,764	4,857
Present value of lease payments	1,162	1,224
Operating leases Less: Current maturities	(403)	(397)	(64)
Finance leases Less: Current maturities	(258)	(253)	(105)
Lease obligations, net of current portion	4,361	4,460	234
Lease obligations, net of current portion	$ 904	$ 971	$ 502